Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		15 Months Ended		17 Months Ended	24 Months Ended	27 Months Ended		36 Months Ended	39 Months Ended		48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Feb. 05, 2025	Aug. 13, 2024	Oct. 12, 2022	Oct. 10, 2019	Dec. 31, 2015	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	Dec. 31, 2022	May 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Schwab U.S. TIPS ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab U.S. TIPS ETF
Accumulated Value	[1],[2]					$ 10,000															$ 10,459.77				$ 10,767.86			$ 10,626.53			$ 11,515.31		$ 12,775.44		$ 13,516.19		$ 11,899.04	$ 12,359.3	$ 12,599.83	$ 13,462.89
Schwab Short-Term U.S. Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab Short-Term U.S. Treasury ETF
Accumulated Value	[1],[2]					10,000															10,077.61				10,113.15			10,264.39			10,626.35		10,956.59		10,884.06		10,464.78	10,910.85	11,346.76	11,930.01
Schwab Intermediate-Term U.S. Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab Intermediate-Term U.S. Treasury ETF
Accumulated Value	[1],[2]					10,000															10,115.81				10,271.13			10,402.85			11,066.66		11,909.97		11,604.13		10,370.25	10,815.32	10,959.17	11,767.08
Schwab Long-Term U.S. Treasury ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab Long-Term U.S. Treasury ETF
Accumulated Value	[1],[2]				$ 9,830																		$ 11,185.93				$ 10,630.81			$ 7,503		$ 7,749.54		$ 7,261.28		$ 7,648.52
Schwab U.S. Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab U.S. Aggregate Bond ETF
Accumulated Value	[1],[2]					10,000															10,249.34				10,604.3			10,594.61			11,510.47		12,373.18		12,157.82		10,566.13	11,150.24	11,290.84	12,102.56
Schwab 1-5 Year Corporate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab 1-5 Year Corporate Bond ETF
Accumulated Value	[1],[2]				10,010																		10,584.27				10,516.97			9,923.25		10,532.43		11,054.24		11,803.09
Schwab 5-10 Year Corporate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab 5-10 Year Corporate Bond ETF
Accumulated Value	[1],[2]				10,022																		11,056.2				10,857.39			9,337.18		10,162.55		10,499.69		11,488.36
Schwab Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab Municipal Bond ETF
Accumulated Value	[1],[2]			$ 9,826						$ 10,292.59												$ 10,897.04				$ 11,021.34			$ 11,429.5
Schwab Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab Core Bond ETF
Accumulated Value	[1],[2]	$ 10,000					$ 10,208	$ 10,212	$ 10,241.14		$ 10,178.42	$ 10,352.08		$ 10,340.04	$ 10,476.61	$ 10,598.75	$ 10,660.37	$ 10,735.13	$ 10,713.53
Schwab Ultra-Short Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				Schwab Ultra-Short Income ETF
Accumulated Value	[1],[2]		$ 10,036										$ 10,195.8											$ 10,668.58
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																			Bloomberg Municipal Bond Index
Accumulated Value				9,828.46						10,317.63												10,978.1				11,093.76			11,564.72
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5],[6],[7],[8],[9],[10]																			Bloomberg US Aggregate Bond Index
Accumulated Value		$ 10,000	10,048.24		9,989.4	10,000	$ 10,194.33	$ 10,198.17	$ 10,238.25		$ 10,164.94	$ 10,321.24	9,871.02	$ 10,294.02	$ 10,417.14	$ 10,530.78	$ 10,596.57	$ 10,662.42	$ 10,646.65		10,264.75		10,726.32	10,591.69	10,628.31		10,560.91	10,629.52		9,186.92	11,556.06	9,694.85	12,423.53	9,816.06	12,231.95	10,532.72	10,640.56	11,228.86	11,369.25	12,199.31
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Accumulated Value						10,000															10,468.33				10,783.11			10,647.05			11,544.36		12,813.36		13,576.53		11,968.3	12,434.51	12,662.83	13,550.49
Bloomberg US Treasury 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Treasury 1-3 Year Index
Accumulated Value						10,000															10,086.24				10,128.98			10,287.03			10,656.67		10,993.39		10,927.19		10,510.21	10,961.45	11,402.9	11,992.37
Bloomberg US Treasury 3-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Treasury 3-10 Year Index
Accumulated Value						$ 10,000															$ 10,127.88				$ 10,288.03			$ 10,427.17			$ 11,097.82		$ 11,948.99		$ 11,651.21		$ 10,427.81	$ 10,873.25	$ 11,009.91	$ 11,837.09
Bloomberg US Long Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Long Treasury Index
Accumulated Value					9,832.01																		11,191.46				10,671.48			7,549.49		7,780.76		7,281.9		7,689.09
Bloomberg US 1-5 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US 1-5 Year Corporate Bond Index
Accumulated Value					10,011.19																		10,600.29				10,550.53			9,957.1		10,574.83		11,097.78		11,853.1
Bloomberg US 5-10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US 5-10 Year Corporate Bond Index
Accumulated Value					$ 10,025.79																		$ 11,057.74				$ 10,889.23			$ 9,377.07		$ 10,206.02		$ 10,533.8		$ 11,542.58
ICE AMT-Free Core U.S. National Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				ICE AMT-Free Core U.S. National Municipal Index
Accumulated Value				$ 9,810.31						$ 10,259.58												$ 10,895.85				$ 11,032.73			$ 11,444.23
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				ICE BofA US 3-Month Treasury Bill Index
Accumulated Value			$ 10,029.97										$ 10,191.42											$ 10,617.19

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
[4]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[5]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[6]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[7]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
[8]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
[9]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
[10]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.